Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Oil and gas revenue	$ 976,373	$ 43,725	$ 1,762,197	$ 114,444	$ 1,421,915	$ 65,881	$ 16,543
Other operating revenue - gain on sale of oil and gas properties	1,768,521		3,004,721			402,901	34,467
Total revenues	2,744,894	43,725	4,766,918	114,444	1,421,915	468,782	51,010
Costs and expenses:
Lease operating expenses	438,652	7,861	552,352	11,004	152,052	12,526	5,753
Ad valorem and production taxes	46,878	3,617	79,017	5,493	64,033	3,174	819
Depreciation, depletion and amortization	331,731	24,481	571,374	45,697	469,230	27,696	5,724
Accretion of asset retirement obligation	180	98	810	198	663	215	97
General and administrative expenses	1,295,961	4,991	2,601,085	5,036	412,268	10,010	10,011
General and administrative expenses allocated from Arabella Petroleum Company, LLC		32,977		65,955	131,950	93,845	30,071
Total costs and expenses	2,113,402	74,025	3,804,638	133,383	1,230,196	147,466	52,475
Income (loss) from operations	631,492	(30,300)	962,280	(18,939)
Income (loss) from operations
Other income (expenses)
Interest expense, related party	(16,073)		(16,073)
Total other income (expense), net	(16,073)		(16,073)
Net income (loss) before taxes	615,419	(30,300)	946,207	(18,939)
Provision for income taxes	(215,417)		(327,885)
Net income (loss)	$ 400,002	$ (30,300)	$ 618,322	$ (18,939)	$ 191,719	$ 321,316	$ (1,465)
Net income (loss) per ordinary share:
Basic	$ 0.08	$ (0.01)	$ 0.13	$ (0.01)	$ 0.06	$ 0.10	$ 0.00
Diluted	$ 0.07	$ (0.01)	$ 0.10	$ (0.01)	$ 0.06	$ 0.10	$ 0.00
Weighted average ordinary shares outstanding:
Basic	4,838,199	3,125,000	4,834,035	3,125,000	3,157,695	3,125,000	3,125,000
Diluted	5,910,560	3,125,000	6,325,676	3,125,000	3,201,305	3,125,000	3,125,000